Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Tables)	12 Months Ended
Dec. 31, 2013
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Schedule of selected consolidated Balance sheet statements of Parent, Guarantors, Canada Company and Non-Guarantors

	December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$—	$13,472	$103,346	$126,597	$—	$243,415
Restricted Cash	33,612	—	—	—	—	33,612
Accounts Receivable	—	338,455	45,623	188,122	—	572,200
Intercompany Receivable	1,055,593	—	—	—	(1,055,593)	—
Other Current Assets	48	121,933	6,871	46,078	(65)	174,865

Total Current Assets	1,089,253	473,860	155,840	360,797	(1,055,658)	1,024,092
Property, Plant and Equipment, Net	1,305	1,500,309	187,286	788,827	—	2,477,727
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,070,930	1,000	2,855	—	(1,074,785)	—
Investment in Subsidiaries	1,941,540	1,688,000	29,831	303,164	(3,962,535)	—
Goodwill	—	1,536,964	200,250	597,545	—	2,334,759
Other	37,909	261,950	10,686	211,330	(114)	521,761

Total Other Assets, Net	3,050,379	3,487,914	243,622	1,112,039	(5,037,434)	2,856,520

Total Assets	$4,140,937	$5,462,083	$586,748	$2,261,663	$(6,093,092)	$6,358,339

Liabilities and Equity
Intercompany Payable	$—	$942,547	$3,310	$109,736	$(1,055,593)	$—
Current Portion of Long-term Debt	—	70,870	—	22,082	(65)	92,887
Total Other Current Liabilities	111,536	469,249	26,836	204,445	—	812,066
Long-term Debt, Net of Current Portion	2,876,317	568,205	183,505	104,089	—	3,732,116
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,066,823	—	6,962	(1,074,785)	—
Other Long-term Liabilities	2,113	417,972	40,102	98,749	(114)	558,822
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	1,149,971	1,926,417	332,995	1,703,123	(3,962,535)	1,149,971
Noncontrolling Interests	—	—	—	12,477	—	12,477

Total Equity	1,149,971	1,926,417	332,995	1,715,600	(3,962,535)	1,162,448

Total Liabilities and Equity	$4,140,937	$5,462,083	$586,748	$2,261,663	$(6,093,092)	$6,358,339

	December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$1,243	$10,366	$1,094	$107,823	$—	$120,526
Restricted Cash	33,860	—	—	—	—	33,860
Accounts Receivable	—	358,118	38,928	219,751	—	616,797
Intercompany Receivable	761,501	—	1,607	—	(763,108)	—
Other Current Assets	1,120	98,717	5,995	56,622	(30)	162,424

Total Current Assets	797,724	467,201	47,624	384,196	(763,138)	933,607
Property, Plant and Equipment, Net	1,019	1,569,248	172,246	835,747	—	2,578,260
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,775,570	1,000	2,672	—	(1,779,242)	—
Investment in Subsidiaries	1,570,505	1,313,835	31,130	70,788	(2,986,258)	—
Goodwill	—	1,638,534	187,259	637,559	—	2,463,352
Other	38,862	376,939	11,257	250,842	(114)	677,786

Total Other Assets, Net	3,384,937	3,330,308	232,318	959,189	(4,765,614)	3,141,138

Total Assets	$4,183,680	$5,366,757	$452,188	$2,179,132	$(5,528,752)	$6,653,005

Liabilities and Equity
Intercompany Payable	$—	$581,029	$—	$182,079	$(763,108)	$—
Current Portion of Long-term Debt	—	30,236	—	22,377	(30)	52,583
Total Other Current Liabilities	125,705	530,169	29,513	221,131	—	906,518
Long-term Debt, Net of Current Portion	3,009,597	508,382	289,105	312,055	—	4,119,139
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,772,144	—	6,098	(1,779,242)	—
Other Long-term Liabilities	40	392,545	31,652	92,808	(114)	516,931
Commitments and Contingencies (See Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	1,047,338	1,552,252	101,918	1,332,088	(2,986,258)	1,047,338
Noncontrolling Interests	—	—	—	10,496	—	10,496

Total Equity	1,047,338	1,552,252	101,918	1,342,584	(2,986,258)	1,057,834

Total Liabilities and Equity	$4,183,680	$5,366,757	$452,188	$2,179,132	$(5,528,752)	$6,653,005

Schedule of selected consolidated Income statements of Parent, Guarantors, Canada Company and Non-Guarantors

	Year Ended December 31, 2011
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$1,132,743	$126,088	$424,159	$—	$1,682,990
Service	—	833,652	—	498,061	—	1,331,713

Total Revenues	—	1,966,395	126,088	922,220	—	3,014,703
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	2,000	760,300	27,220	455,680	—	1,245,200
Selling, General and Administrative	(1,885)	548,848	19,505	268,123	—	834,591
Depreciation and Amortization	457	192,551	12,751	113,740	—	319,499
Intangible Impairments	—	—	—	46,500	—	46,500
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment, Net	—	(1,120)	(3,512)	2,346	—	(2,286)

Total Operating Expenses	572	1,500,579	55,964	886,389	—	2,443,504

Operating (Loss) Income	(572)	465,816	70,124	35,831	—	571,199
Interest Expense (Income), Net	173,738	(24,055)	37,578	17,995	—	205,256
Other (Income) Expense, Net	(3,944)	7,561	314	9,112	—	13,043

(Loss) Income from Continuing Operations
Before Provision (Benefit) for Income Taxes	(170,366)	482,310	32,232	8,724	—	352,900
Provision (Benefit) for Income Taxes	—	86,139	14,266	6,083	—	106,488
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(565,904)	18,569	(8,994)	(17,966)	574,295	—

Income (Loss) from Continuing Operations	395,538	377,602	26,960	20,607	(574,295)	246,412
(Loss) Income from Discontinued Operations, Net of Tax	—	(17,350)	—	(30,089)	—	(47,439)
Gain (Loss) on Sale of Discontinued Operations, Net of Tax	—	198,735	—	1,884	—	200,619

Net Income (Loss)	395,538	558,987	26,960	(7,598)	(574,295)	399,592
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	4,054	—	4,054

Net Income (Loss) Attributable to Iron Mountain Incorporated	$395,538	$558,987	$26,960	$(11,652)	$(574,295)	$395,538

Net Income (Loss)	$395,538	$558,987	$26,960	$(7,598)	$(574,295)	$399,592
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	5,412	(97)	(5,852)	(32,079)	—	(32,616)
Equity in Other Comprehensive (Loss) Income of Subsidiaries	(37,097)	(36,443)	—	(5,852)	79,392	—

Total Other Comprehensive (Loss) Income	(31,685)	(36,540)	(5,852)	(37,931)	79,392	(32,616)

Comprehensive Income (Loss)	363,853	522,447	21,108	(45,529)	(494,903)	366,976
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,123	—	3,123

Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$363,853	$522,447	$21,108	$(48,652)	$(494,903)	$363,853

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$1,156,681	$130,825	$445,632	$—	$1,733,138
Service	—	784,068	—	488,049	—	1,272,117

Total Revenues	—	1,940,749	130,825	933,681	—	3,005,255
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	761,092	27,881	488,140	—	1,277,113
Selling, General and Administrative	220	591,092	17,741	241,318	—	850,371
Depreciation and Amortization	320	192,304	12,797	110,923	—	316,344
(Gain) Loss on Disposal/Write-down of Property, Plant and Equipment, Net	—	(966)	84	5,282	—	4,400

Total Operating Expenses	540	1,543,522	58,503	845,663	—	2,448,228

Operating (Loss) Income	(540)	397,227	72,322	88,018	—	557,027
Interest Expense (Income), Net	196,423	(17,117)	36,114	27,179	—	242,599
Other Expense (Income), Net	32,161	(3,842)	(37)	(12,220)	—	16,062

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(229,124)	418,186	36,245	73,059	—	298,366
Provision (Benefit) for Income Taxes	—	86,549	12,768	15,556	—	114,873
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(400,832)	(73,625)	(5,273)	(23,477)	503,207	—

Income (Loss) from Continuing Operations	171,708	405,262	28,750	80,980	(503,207)	183,493
Income (Loss) from Discontinued Operations, Net of Tax	—	430	—	(7,204)	—	(6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax	—	—	—	(1,885)	—	(1,885)

Net Income (Loss)	171,708	405,692	28,750	71,891	(503,207)	174,834
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,126	—	3,126

Net Income (Loss) Attributable to Iron Mountain Incorporated	$171,708	$405,692	$28,750	$68,765	$(503,207)	$171,708

Net Income (Loss)	$171,708	$405,692	$28,750	$71,891	$(503,207)	$174,834
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(2,668)	(212)	8,012	18,054	—	23,186
Equity in Other Comprehensive Income (Loss) of Subsidiaries	25,185	25,421	—	8,012	(58,618)	—

Total Other Comprehensive Income (Loss)	22,517	25,209	8,012	26,066	(58,618)	23,186

Comprehensive Income (Loss)	194,225	430,901	36,762	97,957	(561,825)	198,020
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,795	—	3,795

Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$194,225	$430,901	$36,762	$94,162	$(561,825)	$194,225

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Revenues:
Storage Rental	$—	$1,174,978	$129,987	$479,756	$—	$1,784,721
Service	—	755,390	35,119	450,693	—	1,241,202
Intercompany Service	—	—	—	32,810	(32,810)	—

Total Revenues	—	1,930,368	165,106	963,259	(32,810)	3,025,923
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	771,271	27,354	490,253	—	1,288,878
Intercompany Service Cost of Sales	—	—	32,810	—	(32,810)	—
Selling, General and Administrative	227	655,052	15,792	252,960	—	924,031
Depreciation and Amortization	319	195,794	12,383	113,541	—	322,037
Loss (Gain) on Disposal/Write-down of Property, Plant and Equipment, Net	5	(100)	21	(1,343)	—	(1,417)

Total Operating Expenses	551	1,622,017	88,360	855,411	(32,810)	2,533,529

Operating (Loss) Income	(551)	308,351	76,746	107,848	—	492,394
Interest Expense (Income), Net	206,682	(19,731)	40,537	26,686	—	254,174
Other Expense (Income), Net	54,144	1,283	5,410	14,365	—	75,202

(Loss) Income from Continuing Operations
Before Provision (Benefit) for Income Taxes	(261,377)	326,799	30,799	66,797	—	163,018
(Benefit) Provision for Income Taxes	(16)	34,267	12,361	16,445	—	63,057
Equity in the (Earnings) Losses of Subsidiaries, Net of Tax	(358,623)	(63,775)	(5,681)	(18,438)	446,517	—

Income (Loss) from Continuing Operations	97,262	356,307	24,119	68,790	(446,517)	99,961
Income (Loss) from Discontinued Operations, Net of Tax	—	(529)	—	1,360	—	831

Net Income (Loss)	97,262	355,778	24,119	70,150	(446,517)	100,792
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	3,530	—	3,530

Net Income (Loss) Attributable to Iron Mountain Incorporated	$97,262	$355,778	$24,119	$66,620	$(446,517)	$97,262

Net Income (Loss)	$97,262	$355,778	$24,119	$70,150	$(446,517)	$100,792
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	(3,237)	1,177	(11,096)	(18,376)	—	(31,532)
Market Value Adjustments for Securities, Net of Tax	—	926	—	—	—	926
Equity in Other Comprehensive Income (Loss) of Subsidiaries	(25,737)	(26,862)	(4,037)	(11,096)	67,732	—

Total Other Comprehensive (Loss) Income	(28,974)	(24,759)	(15,133)	(29,472)	67,732	(30,606)

Comprehensive Income (Loss)	68,288	331,019	8,986	40,678	(378,785)	70,186
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,898	—	1,898

Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$68,288	$331,019	$8,986	$38,780	$(378,785)	$68,288

Schedule of selected consolidated cash flow statements of Parent, Guarantors, Canada Company and Non-Guarantors

	Year Ended December 31, 2011
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities—Continuing Operations	$(162,478)	$698,033	$30,871	$97,088	$—	$663,514
Cash Flows from Operating Activities—Discontinued Operations	—	(47,166)	—	(910)	—	(48,076)

Cash Flows from Operating Activities	(162,478)	650,867	30,871	96,178	—	615,438
Cash Flows from Investing Activities:
Capital expenditures	—	(114,768)	(13,001)	(81,386)	—	(209,155)
Cash paid for acquisitions, net of cash acquired	—	(5,378)	(58)	(69,810)	—	(75,246)
Intercompany loans to subsidiaries	1,469,788	(79,808)	—	—	(1,389,980)	—
Investment in subsidiaries	(12,595)	(12,595)	—	—	25,190	—
Investment in restricted cash	(5)	—	—	—	—	(5)
Additions to customer relationship and acquisition costs	—	(15,700)	(462)	(5,541)	—	(21,703)
Investment in joint ventures	—	—	—	(335)	—	(335)
Proceeds from sales of property and equipment and other, net	—	363	4,568	(700)	—	4,231

Cash Flows from Investing Activities—Continuing Operations	1,457,188	(227,886)	(8,953)	(157,772)	(1,364,790)	(302,213)
Cash Flows from Investing Activities—Discontinued Operations	—	371,365	—	9,356	—	380,721

Cash Flows from Investing Activities	1,457,188	143,479	(8,953)	(148,416)	(1,364,790)	78,508
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(396,200)	(1,458,628)	(87,888)	(74,458)	—	(2,017,174)
Proceeds from revolving credit and term loan facilities and other debt	—	2,014,500	89,838	66,641	—	2,170,979
Early retirement of senior subordinated notes	(231,255)	—	—	—	—	(231,255)
Net proceeds from sales of senior subordinated notes	394,000	—	—	—	—	394,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	698	—	698
Intercompany loans from parent	—	(1,465,465)	12,439	63,046	1,389,980	—
Equity contribution from parent	—	12,595	—	12,595	(25,190)	—
Stock repurchases	(984,953)	—	—	—	—	(984,953)
Parent cash dividends	(172,616)	—	—	—	—	(172,616)
Proceeds from exercise of stock options and employee stock purchase plan	85,742	—	—	—	—	85,742
Excess tax benefits from stock-based compensation	919	—	—	—	—	919
Payment of debt financing costs	(828)	(8,182)	—	—	—	(9,010)

Cash Flows from Financing Activities—Continuing Operations	(1,305,191)	(905,180)	14,389	68,522	1,364,790	(762,670)
Cash Flows from Financing Activities—Discontinued Operations	—	—	—	(1,138)	—	(1,138)

Cash Flows from Financing Activities	(1,305,191)	(905,180)	14,389	67,384	1,364,790	(763,808)
Effect of exchange rates on cash and cash equivalents	—	—	(4,080)	(4,906)	—	(8,986)

(Decrease) Increase in cash and cash equivalents	(10,481)	(110,834)	32,227	10,240	—	(78,848)
Cash and cash equivalents, beginning of period	13,909	121,584	37,718	85,482	—	258,693

Cash and cash equivalents, end of period	$3,428	$10,750	$69,945	$95,722	$—	$179,845

	Year Ended December 31, 2012
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Investing Activities—Continued Operations	$(195,478)	$496,542	$37,299	$105,289	$—	$443,652
Cash Flows from Investing Activities—Discontinued Operations	—	(8,814)	—	(2,102)	—	(10,916)

Cash Flows from Operating Activities	(195,478)	487,728	37,299	103,187	—	432,736
Cash Flows from Investing Activities:
Capital expenditures	—	(134,852)	(8,454)	(97,377)	—	(240,683)
Cash paid for acquisitions, net of cash acquired	—	(28,126)	—	(97,008)	—	(125,134)
Intercompany loans to subsidiaries	88,376	(110,142)	—	—	21,766	—
Investment in subsidiaries	(37,572)	(37,572)	—	—	75,144	—
Investment in restricted cash	1,498	—	—	—	—	1,498
Additions to customer relationship and acquisition costs	—	(23,543)	(2,132)	(3,197)	—	(28,872)
Investment in joint ventures	(2,330)	—	—	—	—	(2,330)
Proceeds from sales of property and equipment and other, net	—	(1,739)	5	3,191	—	1,457

Cash Flows from Investing Activities—Continuing Operations	49,972	(335,974)	(10,581)	(194,391)	96,910	(394,064)
Cash Flows from Investing Activities—Discontinued Operations	—	(1,982)	—	(4,154)	—	(6,136)

Cash Flows from Investing Activities	49,972	(337,956)	(10,581)	(198,545)	96,910	(400,200)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(2,774,070)	(58)	(70,565)	—	(2,844,693)
Proceeds from revolving credit and term loan facilities and other debt	—	2,680,107	—	51,078	—	2,731,185
Early retirement of senior subordinated notes	(525,834)	—	—	—	—	(525,834)
Net proceeds from sales of senior subordinated notes	985,000	—	—	—	—	985,000
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	480	—	480
Intercompany loans from parent	—	(89,878)	4,861	106,783	(21,766)	—
Equity contribution from parent	—	37,572	—	37,572	(75,144)	—
Stock repurchases	(38,052)	—	—	—	—	(38,052)
Parent cash dividends	(318,845)	—	—	—	—	(318,845)
Proceeds from exercise of stock options and employee stock purchase plan	40,244	—	—	—	—	40,244
Excess tax benefits from stock-based compensation	1,045	—	—	—	—	1,045
Payment of debt finacing costs	(1,480)	(781)	—	—	—	(2,261)

Cash Flows from Financing Activities—Continuing Operations	142,078	(147,050)	4,803	125,348	(96,910)	28,269
Cash Flows from Financing Activities—Discontinued Operations	—	—	—	(39)	—	(39)

Cash Flows from Financing Activities	142,078	(147,050)	4,803	125,309	(96,910)	28,230
Effect of exchange rates on cash and cash equivalents	—	—	1,880	924	—	2,804

(Decrease) Increase in cash and cash equivalents	(3,428)	2,722	33,401	30,875	—	63,570
Cash and cash equivalents, beginning of period	3,428	10,750	69,945	95,722	—	179,845

Cash and cash equivalents, end of period	$—	$13,472	$103,346	$126,597	$—	$243,415

	Year Ended December 31, 2013
	Parent	Guarantors	Canada Company	Non- Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Investing Activities—Continued Operations	$(195,786)	$528,011	$28,580	$145,788	$—	$506,593
Cash Flows from Investing Activities—Discontinued Operations	—	(129)	—	1,082	—	953

Cash Flows from Operating Activities	(195,786)	527,882	28,580	146,870	—	507,546
Cash Flows from Investing Activities:
Capital expenditures	—	(180,047)	(6,534)	(100,714)	—	(287,295)
Cash paid for acquisitions, net of cash acquired	—	(212,042)	—	(105,058)	—	(317,100)
Intercompany loans to subsidiaries	387,299	398,299	—	—	(785,598)	—
Investment in subsidiaries	(63,149)	(63,149)	—	—	126,298	—
Investment in restricted cash	(248)	—	—	—	—	(248)
Additions to customer relationship and acquisition costs	—	(18,083)	(498)	(11,610)	—	(30,191)
Proceeds from sales of property and equipment and other, net	—	54	(3,175)	5,205	—	2,084

Cash Flows from Investing Activities—Continuing Operations	323,902	(74,968)	(10,207)	(212,177)	(659,300)	(632,750)
Cash Flows from Investing Activities—Discontinued Operations	—	(4,937)	—	—	—	(4,937)

Cash Flows from Investing Activities	323,902	(79,905)	(10,207)	(212,177)	(659,300)	(637,687)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	—	(5,077,356)	(341,336)	(107,980)	—	(5,526,672)
Proceeds from revolving credit and term loan facilities and other debt	—	4,948,691	438,188	274,871	—	5,661,750
Early retirement of senior subordinated notes	(514,239)	—	(170,895)	—	—	(685,134)
Net proceeds from sales of senior notes	591,000	—	191,307	—	—	782,307
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	(14,852)	—	—	(3,384)	—	(18,236)
Intercompany loans from parent	—	(379,910)	(232,436)	(173,252)	785,598	—
Equity contribution from parent	—	63,149	—	63,149	(126,298)	—
Parent cash dividends	(206,798)	—	—	—	—	(206,798)
Proceeds from exercise of stock options and employee stock purchase plan	17,664	—	—	—	—	17,664
Excess tax benefits from stock-based compensation	2,389	—	—	—	—	2,389
Payment of debt finacing costs	(2,037)	(5,657)	(750)	(262)	—	(8,706)

Cash Flows from Financing Activities—Continuing Operations	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Cash Flows from Financing Activities—Discontinued Operations	—	—	—	—	—	—

Cash Flows from Financing Activities	(126,873)	(451,083)	(115,922)	53,142	659,300	18,564
Effect of exchange rates on cash and cash equivalents	—	—	(4,703)	(6,609)	—	(11,312)

Increase (Decrease) in cash and cash equivalents	1,243	(3,106)	(102,252)	(18,774)	—	(122,889)
Cash and cash equivalents, beginning of period	—	13,472	103,346	126,597	—	243,415

Cash and cash equivalents, end of period	$1,243	$10,366	$1,094	$107,823	$—	$120,526